Employee Benefit Expenses (Including Directors' Emoluments) Number of Non-Director Highest Paid Individuals (Details) - individual	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	4	4	4
HK$13,000,001 (approximately US$1,677,000) – HK$13,500,000 (approximately US$1,742,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	1	0
HK$15,500,001 (approximately US$2,000,000) – HK$16,000,000 (approximately US$2,065,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$16,000,001 (approximately US$2,065,000) – HK$16,500,000 (approximately US$2,129,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$16,500,001 (approximately US$2,129,000) – HK$17,000,000 (approximately US$2,194,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$17,000,001 (approximately US$2,194,000) – HK$17,500,000 (approximately US$2,258,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	2
HK$18,000,001 (approximately US$2,323,000)– HK$18,500,000 (approximately US$2,387,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	2
HK$18,500,001 (approximately US$2,387,000) – HK$19,000,000 (approximately US$2,452,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$19,000,001 (approximately US$2,452,000) – HK$19,500,000 (approximately US$2,516,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0